CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY / (DEFICIT) - USD ($) $ in Thousands	Total	Legacy Common Stock	Common Stock	Preferred Stock Member	Additional Paid-in Capital	Accumulated Deficit
Balance at Dec. 31, 2019	$ (90,029)	$ 20			$ 126,578	$ (216,607)
Balance (in Shares) at Dec. 31, 2019		197,310
Retroactive application of the recapitalization due to the Business Combination Value	20	$ (20)	$ 13		7
Retroactive application of the recapitalization due to the Business Combination Shares		(197,310)	132,888
Effect of business combination in value	(90,009)		$ 13		126,585	(216,607)
Effect of business combination (in Shares)			132,888
Stock options exercised value	$ 50				50
Stock options exercised (In Shares)	38		38
Stock-based compensation	$ 5,395				5,395
Distribution to sorrentos	(9,600)				(9,600)
Cancellation of ordinary shares (in Shares)			(68)
Net income (loss)	(47,519)					(47,519)
Balance at Dec. 31, 2020	$ (141,683)		$ 13		122,430	(264,126)
Balance (in Shares) at Dec. 31, 2020			132,858
Stock options exercised (In Shares)	0
Stock-based compensation	$ 5,822				5,822
Adjustment to shares issued in Semnur Acquisition	409				409
Net income (loss)	(88,424)					(88,424)
Balance at Dec. 31, 2021	(223,876)		$ 13		128,661	(352,550)
Balance (in Shares) at Dec. 31, 2021			132,858
Stock options exercised value	$ 96				96
Stock options exercised (In Shares)	202		202
Stock-based compensation	$ 5,280				5,280
Shares issued pursuant to the terms of the Debt Exchange Agreement, (In shares)			2,906	29,057
Shares issued pursuant to the terms of the Debt Exchange Agreement	289,733			$ 3	289,730
Shares issued as a result of the Business Combination, net of transaction activities	(8,706)		$ 1		(8,707)
Shares issued as a result of the Business Combination, net of transaction activities (In Shares)			5,133
Aardvark SP-104 license transfer from Sorrento, net of discount value	(4,127)				(4,127)
Aardvark SP-104 discount amortization	(35)				(35)
Shares issued to Yorkville pursuant to Yorkville Purchase Agreement	1,238				1,238
Shares issued to Yorkville pursuant to Yorkville Purchase Agreement (In Shares)			250
Net income (loss)	(23,364)					(23,364)
Balance at Dec. 31, 2022	$ 36,239		$ 14	$ 3	$ 412,136	$ (375,914)
Balance (in Shares) at Dec. 31, 2022			141,349	29,057